BORROWINGS FROM RELATED PARTIES (Details Narrative) $ in Thousands, ₪ in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 28, 2024	Sep. 16, 2024 shares	Jul. 10, 2024 shares	Dec. 31, 2023 shares	Sep. 19, 2023 USD ($) shares	Mar. 07, 2023 shares
IfrsStatementLineItems [Line Items]
Bonus payments	$ 710	$ 710	₪ 2.5
Increase in the carrying amount of the liability						$ 87
Debt securities													$ 21
Number of shares issued | shares										793	1,818	579		1,000,000
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Iinterest rate percentage									28.577%
Debt securities													$ 657
Number of shares issued | shares													487,281
Shareholders [member]
IfrsStatementLineItems [Line Items]
Loan from shareholders							$ 513	₪ 2.0
Iinterest rate percentage				4.00%	4.00%
Lender two [member]
IfrsStatementLineItems [Line Items]
Bonus payments				$ 965	₪ 3.0